Net (Loss) Earnings Per Share - anti-dilutive - (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Net (Loss) Profit Per Share
Total anti-dilutive features	22,358,327	2,811,630	4,466
Stock warrants
Net (Loss) Profit Per Share
Total anti-dilutive features	1,867,368	1,867,368
Private Placement Warrants [Member]
Net (Loss) Profit Per Share
Total anti-dilutive features	2,966,664
Public Warrants [Member]
Net (Loss) Profit Per Share
Total anti-dilutive features	8,625,000
Stock options
Net (Loss) Profit Per Share
Total anti-dilutive features	899,295	944,262	1,376
Convertible notes
Net (Loss) Profit Per Share
Total anti-dilutive features	8,000,000